Document and Entity Information	May 13, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 19, 2025, Easterly Government Properties, Inc. filed a Current Report on Form 8-K under Item 5.02 (the “Original Report”). Due to a clerical error, the incorrect item number was inadvertently tagged in the submission header of the Original Report. This Amendment No. 1 on Form 8-K/A is being filed for the sole purpose of correcting the submission header tagging in the Original Report to refer to Item 5.02 rather than to Item 5.01. All disclosures contained in the Original Report remain unchanged.
Document Period End Date	May 13, 2025
Entity Registrant Name	Easterly Government Properties, Inc.
Entity Central Index Key	0001622194
Entity Emerging Growth Company	false
Securities Act File Number	001-36834
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-2047728
Entity Address, Address Line One	2001 K Street NW
Entity Address, Address Line Two	Suite 775 North
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20006
City Area Code	202
Local Phone Number	595-9500
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DEA
Security Exchange Name	NYSE